Share-based compensation - Schedule of number of share options outstanding (Details)	6 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 options $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 options $ / shares
Schedule Of Number Of Share Options Outstanding Abstract
Number of options, Outstanding Beginning	42,456			37,856
Weighted average exercise price, Outstanding Beginning		$ 6.97			$ 101.4
Number of options, Granted	57,692			12,308
Weighted average exercise price, Granted		9.9			97.5
Number of options, Exercised	(37,192)		(37,192)	1,446		(1,446)
Weighted average exercise price, Exercised		5.53			97.5
Number of options, Expired				(904)
Weighted average exercise price, Expired					352.95
Number of options, Outstanding Ending	62,956			50,706
Weighted average exercise price, Outstanding Ending		$ 10.1			$ 96.2
Number of options,Exercisable	58,789	58,789	58,789	41,023	41,023	41,023
Weighted average exercise price, Exercisable	$ 10.42	$ 10.42	$ 10.42	$ 95.55	$ 95.55	$ 95.55